EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY.
EQUITY

19 Equity

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares, net of any tax effects, are recognised as a deduction from equity.

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

19.1 Share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2019	1,223,591	245	50	–	245
At 31 December 2020	1,223,591	245	50	–	245
At 31 December 2021	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2019	887,952	177	50	–	177
Share options	350	–	–	–	–
Shares cancelled	(3,095)	–	–	–	–
At 31 December 2019	885,207	177	50	–	177
Share options	327	–	–	–	–
Shares cancelled	(649)	–	–	–	–
At 31 December 2020	884,885	177	50	–	177
Share options	306	–	–	–	–
At 31 December 2021	885,191	177	50	–	177

The deferred shares were issued in 2006 in order to comply with English Company law. They are not listed on any stock exchange and have extremely limited rights and effectively have no value. These rights are summarised as follows:

-	The holder shall not be entitled to participate in the profits of the Company;
-	The holder shall not have any right to participate in any distribution of the Company’s assets on a winding-up or other distribution except that after the return of the nominal amount paid up on each share in the capital of the Company of any class other than the deferred shares and the distribution of a further $1,000 in respect of each such share there shall be distributed to a holder of a deferred share (for each deferred share held) an amount equal to the nominal value of the deferred share;
-	The holder shall not be entitled to receive notice, attend, speak or vote at any general meeting of the Company; and
-	The Company may create, allot and issue further shares or reduce or repay the whole or any part of its share capital or other capital reserves without obtaining the consent of the holders of the deferred shares.

The Group’s objectives when managing capital are to ensure the Group has adequate funds to continue as a going concern and sufficient flexibility within the capital structure to fund the ongoing growth of the business and to take advantage of business development opportunities including acquisitions.

The Group determines the amount of capital taking into account changes in business risks and future cash requirements. The Group reviews its capital structure on an ongoing basis and uses share buy-backs, dividends and the issue of new shares to adjust the retained capital.

Group financial statements continued

Notes to the Group accounts continued

19 Equity continued

The Group considers the capital that it manages to be as follows:

	2021	2020	2019
	$ million	$ million	$ million
Share capital	177	177	177
Share premium	614	612	610
Capital redemption reserve	18	18	18
Treasury shares	(120)	(157)	(189)
Retained earnings and other reserves	4,879	4,629	4,525
	5,568	5,279	5,141

19.2 Treasury shares

Treasury shares represent the holding of the Company’s own shares in respect of the Smith & Nephew Employees’ Share Trust and shares bought back as part of the share buy-back programme. In 2021, the Group purchased a total of nil shares (2020: 0.6m shares) for a cost of $nil (2020: $16m).

The Smith & Nephew 2004 Employees’ Share Trust (Trust) was established to hold shares relating to the long-term incentive plans referred to in the Directors’ Remuneration Report. The Trust is administered by an independent professional trust company resident in Jersey and is funded by a loan from the Company. The cost of the Trust is charged to the income statement as it accrues. A dividend waiver is in place in respect of those shares held under the long-term incentive plans. The Trust only accepts dividends in respect of nil-cost options and deferred bonus plan shares. The waiver represents less than 1% of the total dividends paid.

The movements in Treasury shares and the Employees’ Share Trust are as follows:

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2020	169	20	189
Shares purchased	16	–	16
Shares transferred from treasury	(26)	26	–
Shares transferred to Group beneficiaries	(12)	(25)	(37)
Shares cancelled	(11)	–	(11)
At 31 December 2020	136	21	157
Shares transferred from treasury	(30)	30	–
Shares transferred to Group beneficiaries	(13)	(24)	(37)
At 31 December 2021	93	27	120

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2020	10.2	1.3	11.5
Shares purchased	0.6	–	0.6
Shares transferred from treasury	(1.5)	1.5	–
Shares transferred to Group beneficiaries	(0.8)	(1.6)	(2.4)
Shares cancelled	(0.6)	–	(0.6)
At 31 December 2020	7.9	1.2	9.1
Shares transferred from treasury	(1.7)	1.7	–
Shares transferred to Group beneficiaries	(0.8)	(1.3)	(2.1)
At 31 December 2021	5.4	1.6	7.0

19.3 Dividends

	2021	2020	2019
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2020 (2019: 23.1¢, 2018: 22.0¢) paid 12 May 2021	203	202	192
Ordinary interim of 14.4¢ for 2021 (2020: 14.4¢, 2019: 14.4¢) paid 27 October 2021	126	126	126
	329	328	318

A final dividend for 2021 of 23.1 US cents per ordinary share was proposed by the Board on 22 February 2022 and will be paid, subject to shareholder approval, on 11 May 2022 to shareholders on the Register of Members on 1 April 2022. The estimated amount of this dividend is $203m. The Group pursues a progressive dividend policy, with the aim of increasing the US Dollar value of ordinary dividends over time broadly based on the Group’s underlying growth in earnings, while taking into account capital requirements and cash flows. Future dividends will be dependent upon future earnings, the future financial condition of the Group and the Board’s dividend policy. The Board reviews the appropriate level of total annual dividend each year at the time of the full year results. Smith & Nephew plc, the Parent Company of the Group, is a non-trading investment holding company which derives its distributable reserves from dividends paid by subsidiary companies. The distributable reserves of the Parent Company approximate to the balance on the profit and loss account reserve, less treasury shares and exchange reserves, which at 31 December 2021 amounted to $3,923m.